Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,884,733.18

Principal:
Principal Collections	$23,290,329.66
Prepayments in Full	$15,815,941.63
Liquidation Proceeds	$412,368.06
Recoveries	$18,217.26
Sub Total	$39,536,856.61
Collections	$43,421,589.79

Purchase Amounts:
Purchase Amounts Related to Principal	$93,980.34
Purchase Amounts Related to Interest	$261.10
Sub Total	$94,241.44

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,515,831.23

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	5
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$43,515,831.23
Servicing Fee	$939,359.66	$939,359.66	$0.00	$0.00	$42,576,471.57
Interest - Class A-1 Notes	$12,662.01	$12,662.01	$0.00	$0.00	$42,563,809.56
Interest - Class A-2 Notes	$189,750.00	$189,750.00	$0.00	$0.00	$42,374,059.56
Interest - Class A-3 Notes	$287,136.67	$287,136.67	$0.00	$0.00	$42,086,922.89
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$41,981,787.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,981,787.47
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$41,926,515.47
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,926,515.47
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$41,884,622.80
Third Priority Principal Payment	$20,190,765.74	$20,190,765.74	$0.00	$0.00	$21,693,857.06
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$21,639,023.73
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,639,023.73
Regular Principal Payment	$46,646,803.12	$21,639,023.73	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$43,515,831.23

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$20,190,765.74
Regular Principal Payment					$21,639,023.73
Total					$41,829,789.47
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$41,829,789.47	$132.79	$12,662.01	$0.04	$41,842,451.48	$132.83
Class A-2 Notes	$0.00	$0.00	$189,750.00	$0.46	$189,750.00	$0.46
Class A-3 Notes	$0.00	$0.00	$287,136.67	$0.68	$287,136.67	$0.68
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$41,829,789.47	$31.16	$746,682.10	$0.56	$42,576,471.57	$31.72

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$66,837,568.86	0.2121828	$25,007,779.39	0.0793898
Class A-2 Notes	$414,000,000.00	1.0000000	$414,000,000.00	1.0000000
Class A-3 Notes	$420,200,000.00	1.0000000	$420,200,000.00	1.0000000
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,094,087,568.86	0.8151146	$1,052,257,779.39	0.7839507

Pool Information
Weighted Average APR	4.298%	4.289%
Weighted Average Remaining Term	52.06	51.22
Number of Receivables Outstanding	52,235	50,967
Pool Balance	$1,127,231,586.59	$1,087,320,829.85
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,085,893,686.53	$1,047,576,803.12
Pool Factor	0.8264263	0.7971658

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$16,309,812.45
Yield Supplement Overcollateralization Amount	$39,744,026.73
Targeted Overcollateralization Amount	$49,233,922.90
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$35,063,050.46

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	5

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		158	$298,137.05
(Recoveries)		7	$18,217.26
Net Losses for Current Collection Period			$279,919.79
Cumulative Net Losses Last Collection Period			$361,002.30
Cumulative Net Losses for all Collection Periods			$640,922.09

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.30%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.85%	421	$9,190,833.30
61-90 Days Delinquent	0.07%	33	$761,171.80
91-120 Days Delinquent	0.01%	3	$84,127.81
Over 120 Days Delinquent	0.01%	3	$80,857.09
Total Delinquent Receivables	0.93%	460	$10,116,990.00

Repossession Inventory:
Repossessed in the Current Collection Period		17	$421,113.74
Total Repossessed Inventory		27	$669,909.09

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1128%
Preceding Collection Period			0.2319%
Current Collection Period			0.3034%
Three Month Average			0.2160%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0592%
Preceding Collection Period			0.0651%
Current Collection Period			0.0765%
Three Month Average			0.0669%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer